UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS

Three Canal Plaza, Suite 600

Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer

Three Canal Plaza, Suite 600

Portland, Maine 04101

207-347-2000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2008 – September 30, 2008

Item 1. Schedule of Investments.

ADAMS HARKNESS SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (Unaudited)

Shares	Security Description	Value
Common Stock - 95.6%
Business Services - 1.1%
4,845	Concur Technologies, Inc. (a)	$185,370
1,325	Forrester Research, Inc. (a)	38,849

		224,219

Consumer Discretionary - 12.6%
5,645	American Public Education, Inc. (a)	272,541
8,365	Buffalo Wild Wings, Inc. (a)	336,608
5,035	Citi Trends, Inc. (a)	82,020
8,500	Coldwater Creek, Inc. (a)	49,215
9,405	Corinthian Colleges, Inc. (a)	141,075
6,790	Greatbatch, Inc. (a)	166,627
2,700	Green Mountain Coffee Roasters, Inc. (a)	106,218
5,830	Hibbett Sports, Inc. (a)	116,717
13,215	Leapfrog Enterprises, Inc. (a)	139,550
10,610	Lumber Liquidators, Inc. (a)	133,262
2,555	Panera Bread Co., Class A (a)	130,049
4,460	PF Chang’s China Bistro, Inc. (a)	104,988
6,096	Steven Madden, Ltd. (a)	151,059
7,935	Talbots, Inc.	103,948
2,510	The Buckle, Inc.	139,405
11,450	Ulta Salon Cosmetics & Fragrance, Inc. (a)	152,056
3,645	Under Armour, Inc., Class A (a)	115,765
2,390	Warnaco Group, Inc. (a)	108,243

		2,549,346

Consumer Retail - 7.1%
32,260	99 Cents Only Stores (a)	353,892
6,255	Aeropostale, Inc. (a)	200,848
9,060	Big Lots, Inc. (a)	252,140
24,220	Finish Line, Class A	241,958
8,500	Lululemon Athletica, Inc. (a)	195,755
7,330	True Religion Apparel, Inc. (a)	189,481

		1,434,074

Energy - 4.2%
2,095	Arena Resources, Inc. (a)	81,391
6,950	Complete Production Services, Inc. (a)	139,903
1,415	Energy Conversion Devices, Inc. (a)	82,424
2,860	GMX Resources, Inc. (a)	136,708
2,380	Goodrich Petroleum Corp. (a)	103,744
3,750	Hornbeck Offshore Services, Inc. (a)	144,825
6,845	Superior Well Services, Inc. (a)	173,247

		862,242

Financials - 5.7%
3,655	East West Bancorp, Inc.	50,073
2,835	Pinnacle Financial Partners, Inc. (a)	87,318
3,620	Piper Jaffray Cos. (a)	156,565
2,220	PrivateBancorp, Inc.	92,485
7,006	Signature Bank (a)	244,369
5,210	Stifel Financial Corp. (a)	259,979
3,780	Susquehanna Bancshares, Inc.	73,786
1,595	UMB Financial Corp.	83,769
4,445	Webster Financial Corp.	112,236

		1,160,580

Health-Care Services - 32.1%
8,605	Alexion Pharmaceuticals, Inc. (a)	338,176
20,595	Allos Therapeutics, Inc. (a)	152,609
6,295	athenahealth, Inc. (a)	209,435
2,895	Auxilium Pharmaceuticals, Inc. (a)	93,798
9,330	Cubist Pharmaceuticals, Inc. (a)	207,406
15,085	ev3, Inc. (a)	151,453
6,290	Genoptix, Inc. (a)	205,494
3,735	Gentiva Health Services, Inc. (a)	100,621
12,125	Hanger Orthopedic Group, Inc. (a)	211,581
7,130	Healthspring, Inc. (a)	150,871
7,855	Icon plc, ADR (a)	300,454
6,905	IPC,The Hospitalist Co., Inc. (a)	177,458
5,310	LHC Group, Inc. (a)	151,229
14,925	Luminex Corp. (a)	373,274
5,565	Medicines Co. (a)	129,219
8,310	Molina Healthcare, Inc. (a)	257,610
9,385	Natus Medical, Inc. (a)	212,664
5,940	Onyx Pharmaceuticals, Inc. (a)	214,909
3,480	OSI Pharmaceuticals, Inc. (a)	171,529
7,915	Parexel International Corp. (a)	226,844
11,990	PharMerica Corp. (a)	269,655
9,740	Phase Forward, Inc. (a)	203,663
7,945	PSS World Medical, Inc. (a)	154,927
6,680	Psychiatric Solutions, Inc. (a)	253,506
12,235	Symmetry Medical, Inc. (a)	227,082
12,360	Thoratec Corp. (a)	324,450
3,070	United Therapeutics Corp. (a)	322,872
21,795	Volcano Corp. (a)	376,835
8,835	Wright Medical Group, Inc. (a)	268,937
2,215	Zoll Medical Corp. (a)	72,475

		6,511,036

Industrials - 8.9%
4,325	Aerovironment, Inc. (a)	138,184
18,790	Beacon Roofing Supply, Inc. (a)	293,500
5,400	Continental Airlines, Inc., Class B (a)	90,072
1,985	Fuel Systems Solutions, Inc. (a)	68,383
10,545	Headwaters, Inc. (a)	140,776
2,565	Huron Consulting Group, Inc. (a)	146,154
7,625	K12, Inc. (a)	202,063
4,285	Kendle International, Inc. (a)	191,582
6,660	Meritage Homes Corp. (a)	164,502
6,155	Ryland Group, Inc.	163,231
4,295	Tetra Tech, Inc. (a)	103,338
4,640	Titan Machinery, Inc. (a)	96,558

		1,798,343

Products/Pharmaceuticals - 1.8%
7,305	NuVasive, Inc. (a)	360,356

Technology - 22.1%
3,420	Advanced Energy Industries, Inc. (a)	46,786
25,540	Ariba, Inc. (a)	360,880
12,340	Aspen Technology, Inc. (a)	156,780
4,490	Avid Technology, Inc. (a)	108,029
2,770	Bankrate, Inc. (a)	107,781
6,030	Blue Coat Systems, Inc. (a)	85,566
3,365	Cavium Networks, Inc. (a)	47,379
26,465	Cirrus Logic, Inc. (a)	144,234
6,915	Constant Contact, Inc. (a)	118,039
15,845	Cybersource Corp. (a)	255,263
4,435	Data Domain, Inc. (a)	98,767
13,620	F5 Networks, Inc. (a)	318,436
6,200	Mantech International Corp., Class A (a)	367,598
4,085	Microsemi Corp. (a)	104,086
10,895	Netezza Corp. (a)	115,596
1,615	NetFlix, Inc. (a)	49,871
4,135	Netlogic Microsystems, Inc. (a)	125,042
15,330	Netscout Systems, Inc. (a)	163,111
11,498	Opnet Technologies, Inc. (a)	140,046
28,185	PMC-Sierra, Inc. (a)	209,133
8,050	Polycom, Inc. (a)	186,196
8,725	Riverbed Technology, Inc. (a)	109,237
12,735	Sapient, Corp. (a)	94,621
11,350	Solera Holdings, Inc. (a)	325,972
6,840	Taleo Corp., Class A (a)	136,048
2,770	VistaPrint, Ltd. (a)	90,967
8,830	Vocus, Inc. (a)	299,867
13,380	Wind River Systems, Inc. (a)	133,800

		4,499,131

Total Common Stock (Cost $19,568,668)		19,399,327

Money Market Funds - 1.9%
382,856	Citi Institutional Liquid Reserves, 2.72% (Cost $382,856)	382,856

Total Investments - 97.5% (Cost $19,951,524)*		$19,782,183
Other Assets and Liabilities, Net - 2.5%		517,699

Total Net Assets - 100.0%		$20,299,882

ADR American Depositary Receipt

(a)	Non-income producing security.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation depreciation) consists of:

Gross Unrealized Appreciation	$967,365
Gross Unrealized Depreciation	(1,136,706)

Net Unrealized Appreciation (Depreciation)	$(169,341)

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”.) This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	-	quoted prices in active markets for identical assets
Level 2	-	other significant observable inputs (including quoted prices of similar securities, interest rates, prepayments speeds, credit risk, etc.)
Level 3	-	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$19,782,183	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total Investments	$19,782,183	$—

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

THE BEEHIVE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (Unaudited)

Shares	Security Description	Value
Common Stock - 78.9%
Consumer Discretionary - 3.0%
10,200	The Walt Disney Co.	$313,038

Consumer Staples - 4.0%
9,900	Nestle SA, ADR	425,578

Energy - 8.2%
8,900	Cimarex Energy Co.	435,299
4,700	Devon Energy Corp.	428,640

		863,939

Financials - 8.1%
10,500	ACE, Ltd.	568,365
8,300	American Express Co.	294,069

		862,434

Health Care - 24.8%
16,400	Conventry Health Care, Inc. (a)	533,820
22,400	Hologic, Inc. (a)	432,992
6,200	Johnson & Johnson	429,536
3,000	Laboratory Corp. of America Holdings (a)	208,500
4,100	Quest Diagnostics, Inc.	211,847
9,700	St. Jude Medical, Inc. (a)	421,853
15,400	UnitedHealth Group, Inc.	391,006

		2,629,554

Industrials - 12.0%
13,300	Agilent Technologies, Inc. (a)	394,478
9,900	Cooper Industries, Ltd., Class A	395,505
11,700	Honeywell International, Inc.	486,135

		1,276,118

Technology - 5.8%
32,500	Cray, Inc. (a)	168,350
16,600	Microsoft Corp.	443,054

		611,404

Telecommunications - 8.2%
21,100	Comcast Corp., Class A	414,193
35,000	Time Warner, Inc.	458,850

		873,043

Utilities - 4.8%
10,100	FPL Group, Inc.	508,030

Total Common Stock (Cost $8,773,545)		8,363,138

Short-Term Investments - 28.0%
Money Market Fund - 28.0%
2,958,703 BlackRock Liquidity Funds TempFund Portfolio, 2.51%	2,958,703

Total Short-Term Investments (Cost $2,958,703)	2,958,703

Total Investments - 106.9% (Cost $11,732,248)*	$11,321,841
Other Assets & Liabilities, Net - (6.9%)	(727,370)

NET ASSETS - 100.0%	$10,594,471

ADR American Depositary Receipt

(a) Non-income producing security.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation depreciation) consists of:

Gross Unrealized Appreciation	$22,228
Gross Unrealized Depreciation	(432,635)

Net Unrealized Appreciation (Depreciation)	$(410,407)

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”.) This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	-	quoted prices in active markets for identical assets
Level 2	-	other significant observable inputs (including quoted prices of similar securities, interest rates, prepayments speeds, credit risk, etc.)
Level 3	-	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$11,321,841	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total Investments	$11,321,841	$—

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

JORDAN OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (Unaudited)

Shares	Security Description	Value
Common Stock - 96.0%
Alternative Energy - 12.7%
219,990	JA Solar Holdings Co., Ltd. ADR (a)	$2,327,494
65,400	LDK Solar Co., Ltd., ADR (a)	1,963,308
55,920	Massey Energy Co.	1,994,666
116,560	Peabody Energy Corp.	5,245,200
201,320	Yingli Green Energy Holding Co., Ltd., ADR (a)	2,218,546

		13,749,214

Financial - 2.8%
122,860	Blackstone Group, LP	1,884,672
3,141	CME Group, Inc.	1,166,913

		3,051,585

Health Care - 22.8%
71,480	Biogen Idec, Inc. (a)	3,594,729
32,080	Genzyme Corp. (a)	2,594,951
156,640	Hologic, Inc. (a)	3,027,851
36,850	Laboratory Corp. of America Holdings (a)	2,561,075
56,160	McKesson Corp.	3,021,970
79,250	Medtronic, Inc.	3,970,425
108,330	Merck & Co., Inc.	3,418,895
48,450	Quest Diagnostics, Inc.	2,503,411

		24,693,307

Industrial - 6.3%
226,870	ABB, Ltd., ADR	4,401,278
6,490	SPX Corp.	499,730
50,700	Tenaris SA, ADR	1,890,603

		6,791,611

Information Technology - 3.9%
10,609	Google, Inc., Class A (a)	4,249,117

Materials - 9.2%
55,290	Freeport-McMoRan Copper & Gold, Inc., Class B	3,143,236
94,350	Nucor Corp.	3,726,825
39,470	United States Steel Corp.	3,063,267

		9,933,328

Oil & Gas Services - 25.5%
45,460	Anadarko Petroleum Corp.	2,205,265
63,170	Cameron International Corp. (a)	2,434,572
59,050	Chesapkeake Energy Corp.	2,117,533
75,850	National Oilwell Varco, Inc. (a)	3,809,945
49,930	Noble Corp.	2,191,927
22,250	Occidental Petroleum Corp.	1,567,512
66,540	Schlumberger, Ltd.	5,196,109
36,353	Transocean, Inc.	3,993,014
164,550	Weatherford International, Ltd. (a)	4,136,787

		27,652,664

Pharmaceuticals - 6.3%
59,960	Abbott Laboratories			3,452,497
67,760	Cardinal Health, Inc.			3,339,213

				6,791,710

Technology - 2.7%
141,170	Oracle Corp. (a)			2,867,163

Telecommunications - 3.8%
25,280	QUALCOMM, Inc.			1,086,282
100,300	The Walt Disney Co.			3,078,207

				4,164,489

Total Common Stock (Cost $125,219,396)				103,944,188

Number of Contracts		Strike Price	Expiration Date
Purchased Put Options - 3.4%
2,830	CBOE Mini - NDX Index (a)	163	10/18/08	2,481,910
5,661	iShares Russell 2000 Index (a)	67	10/18/08	1,234,098

Total Purchased Put Options (Cost $3,664,991)				3,716,008

Total Investments - 99.4% (Cost $128,884,387)*				$107,660,196

Other Assets & Liabilities, Net - 0.6%				648,148

NET ASSETS - 100.0%				$108,308,344

(a) Non-income producing security.

ADR American Depositary Receipt

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$940,596
Gross Unrealized Depreciation	(22,164,787)

Net Unrealized Appreciation (Depreciation)	$(21,224,191)

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”.) This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	-	quoted prices in active markets for identical assets
Level 2	-	other significant observable inputs (including quoted prices of similar securities, interest rates, prepayments speeds, credit risk, etc.)
Level 3	-	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Investments
Level 1 - Quoted Prices	$107,660,196	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total Investments	$107,660,196	$—

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

POLARIS GLOBAL VALUE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (Unaudited)

Shares	Security Description	Value
Common Stock – 98.3%
Australia - 1.1%
64,652	BHP Billiton, Ltd. ADR	$3,361,257

Austria - 1.3%
88,832	Andritz AG	3,751,732

Belgium - 2.5%
43,944	KBC Groep NV	3,695,159
30,716	Solvay SA, Class A	3,731,784

		7,426,943

Canada - 1.2%
178,937	Methanex Corp.	3,505,602

Finland - 4.1%
132,863	Cargotec Corp., Class B	2,659,774
118,020	Konecranes Oyj	2,759,728
144,418	Kone Oyj, Class B	3,862,922
31,606	UPM–Kymmene Oyj	486,905
201,393	YIT Oyj	2,069,704

		11,839,033

France - 4.7%
49,265	Christian Dior SA	3,680,685
37,691	Cie de Saint-Gobain	1,917,904
53,908	Imerys SA	3,068,301
91,200	Technip SA	5,054,769

		13,721,659

Germany - 7.2%
86,600	BASF SE	4,165,853
49,750	Continental AG	4,086,021
60,300	Demag Cranes AG	2,376,081
78,100	Hannover Rueckversicherung AG	2,780,615
22,200	Muenchener Rueckversicherungs AG	3,330,025
221,100	Tognum AG	4,307,903

		21,046,498

Ireland - 4.3%
333,885	Anglo Irish Bank Corp. PLC	1,806,847
467,550	Bank of Ireland Group	2,599,957
128,513	CRH PLC	2,710,191
1,394,401	Greencore Group PLC	3,474,578
458,400	Smurfit Kappa Group PLC	1,948,914

		12,540,487

Italy - 0.6%
107,702	Trevi Finanziaria SpA	1,755,793

POLARIS GLOBAL VALUE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (Unaudited)

Japan - 12.3%
313,800	Asahi Breweries, Ltd.	5,428,913
429,500	Culture Convenience Club Co., Ltd.	3,157,999
574,220	Iino Kaiun Kaisha, Ltd.	4,438,050
74,900	Kansai Electric Power Co., Inc.	1,654,976
730	KDDI Corp.	4,042,781
148,100	Maruichi Steel Tube, Ltd.	3,982,568
1,146,000	Meiji Dairies Corp.	6,023,356
535,000	Nippon Yusen KK	3,360,256
1,159,000	Showa Denko KK	2,364,751
52,800	Tokyo Electric Power Co., Inc.	1,285,807

		35,739,457

Mexico - 1.3%
216,869	Cemex, S.A.B. de C.V. ADR (a)	3,734,484

Norway - 1.6%
198,250	Camillo Eitzen & Co. ASA	1,586,014
385,706	DnB NOR ASA	2,914,977
119,280	Eitzen Maritime Services ASA (a)	45,073

		4,546,064

South Africa - 3.1%
1,938,619	Metorex, Ltd. (a)	3,042,256
205,297	Sappi, Ltd.	1,982,531
92,670	Sasol, Ltd.	3,914,200

		8,938,987

South Korea - 2.9%
9,427	Samsung Electronics Co., Ltd.	4,209,912
24,568	SK Telecom Co., Ltd.	4,183,043

		8,392,955

Spain - 1.4%
252,788	Banco Bilbao Vizcaya Argentaria SA	4,078,328

Sweden - 3.2%
93,760	Autoliv, Inc.	3,164,400
391,200	Duni AB	2,090,528
215,202	Investor AB, Class B	3,955,119

		9,210,047

Thailand - 1.1%
2,644,300	Thai Oil PCL	3,240,947

United Kingdom - 5.5%
1,833,263	Barratt Developments PLC	3,414,083
375,762	Bellway PLC	3,607,463
694,615	Lloyds TSB Group PLC	2,797,097
668,975	Persimmon PLC	4,736,537
2,098,128	Taylor Wimpey PLC	1,314,881

		15,870,061

POLARIS GLOBAL VALUE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (Unaudited)

United States - 38.9%
166,600	Allete, Inc.	7,413,700
398,344	Ameris Bancorp	5,915,408
140,606	Ametek, Inc.	5,732,507
249,204	Astoria Financial Corp.	5,165,999
169,774	Colony Bankcorp, Inc.	1,765,650
89,544	FPL Group, Inc.	4,504,063
69,617	General Dynamics Corp.	5,125,204
181,100	Health Net, Inc. (a)	4,273,960
230,063	International Bancshares Corp.	6,211,701
569,716	Mac-Gray Corp. (a)	5,982,018
124,882	Marathon Oil Corp.	4,979,045
72,549	Praxair, Inc.	5,204,665
443,197	Southwest Bancorp, Inc.	7,831,291
580,058	Sovereign Bancorp, Inc.	2,291,229
210,401	Stewart Information Services Corp.	6,259,430
78,000	The Chubb Corp.	4,282,200
134,682	Toro Co.	5,562,367
163,770	UnitedHealth Group, Inc.	4,158,120
174,851	Verizon Communications, Inc.	5,610,969
221,738	Webster Financial Corp.	5,598,884
107,138	WellPoint, Inc. (a)	5,010,844
132,174	WESCO International, Inc. (a)	4,253,359

		113,132,613

Total Common Stock (Cost $433,582,440)		285,832,947

Principal Amount
Short-Term Investments – 0.0%
Certificates of Deposit - 0.0%
$30,244	Middlesex Savings Bank, 2.75%, 11/21//08	30,244
29,214	Stoneham Savings Bank, 4.41%, 11/24/08	29,214

Total Certificates of Deposit (Cost $59,458)		59,458

Total Short-Term Investments (Cost $59,458)		59,458

Total Investments – 98.3%
(Cost $433,641,898)*		$285,892,405
Other Assets and Liabilities, Net – 1.7%		4,968,724

Net Assets – 100.0%		$290,861,129

ADR	American Depositary Receipt.
PCL	Public Company Limited
PLC	Public Limited Company

(a)	Non–income producing security.

POLARIS GLOBAL VALUE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (Unaudited)

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$8,131,034
Gross Unrealized Depreciation	(155,880,527)

Net Unrealized Appreciation (Depreciation)	$(147,749,493)

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”.) This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	-	quoted prices in active markets for identical assets
Level 2	-	other significant observable inputs (including quoted prices of similar securities, interest rates, prepayments speeds, credit risk, etc.)
Level 3	-	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$285,892,405	$13,429
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total Investments	$285,892,405	$13,429

*	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a) The registrant’s Principal Executive and Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	11/14/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	11/14/08

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	11/14/08